SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Securities Act File No. 333-27925

Investment Company Act File No. 811-08231

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 59	x

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 60	x

SPIRIT OF AMERICA INVESTMENT FUND, INC.

(Exact name of Registrant as Specified in Charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, New York 11791-9006

(Address of Principal Executive Offices)

(516) 390-5555

(Registrant’s Telephone Number)

Mr. David Lerner

David Lerner Associates, Inc.

477 Jericho Turnpike

Syosset, New York 11791

(Name and address of Agent for service)

Copies to:

Thomas R. Westle, Esq.

Blank Rome LLP

405 Lexington Avenue

New York, NY 10174

It is proposed that this filing will become effective (check appropriate box).

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[   ] on (date) pursuant to paragraph (b) of Rule 485

[   ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[   ] on (date) pursuant to paragraph (a)(1) of Rule 485

[   ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 59 to the Company’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 58 filed March 29, 2019 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and the Registrant has duly caused this Post-Effective Amendment No. 59 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Syosset, and State of New York on the 8th day of April 2019.

Spirit of America Investment Fund, Inc.
Registrant

By:	David Lerner*
David Lerner, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*By:	/s/ Joseph Pickard	April 8, 2019
Joseph Pickard, Attorney in Fact		Date

David Lerner*		April 8, 2019
David Lerner, Director, Chairman of the Board and President		Date
(Principal Executive Officer)

Daniel Lerner*		April 8, 2019
Daniel Lerner, Director		Date

Stanley Thune*		April 8, 2019
Stanley Thune, Director		Date

Richard Weinberger*		April 8, 2019
Richard Weinberger, Director		Date

Alan Chodosh*		April 8, 2019
Alan Chodosh, Treasurer		Date
(Principal Financial Officer and Principal Accounting Officer)

*	By Power of Attorney